Financial - risk management objectives and policies - Changes in copper price (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial risk management [Line Items]
10% increase in future copper prices	$ 58,032	$ 56,122	$ 7,591
10% decrease in future copper prices	58,032	56,122	7,083
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Financial risk management [Line Items]
10% increase in future copper prices	123,181	140,420	112,080
10% decrease in future copper prices	$ 123,181	$ (140,420)	$ (112,080)